SCHEDULE OF INVESTMENTS
August 31, 2022 (Unaudited)
The Fairholme Fund
1
The accompanying notes are an integral part of the schedule of investments.
Shares Value
DOMESTIC EQUITY
SECURITIES — 85.7%
DIVERSIFIED HOLDING
COMPANIES — 0.7%
28,200
Berkshire Hathaway, Inc.,
Class B
(a)
$ 7,918,560
OIL & GAS STORAGE &
TRANSPORTATION — 5.2%
2,103,100 Enterprise Products Partners LP 55,353,592
REAL ESTATE MANAGEMENT &
DEVELOPMENT — 74.9%
20,921,524 The St. Joe Co.
(b)
799,202,217
SEMICONDUCTORS — 0.9%
298,300 Intel Corp. 9,521,736
STEEL — 4.0%
1,061,700 Commercial Metals Co. 43,009,467
TOTAL DOMESTIC EQUITY SECURITIES
(COST $651,029,312)
915,005,572
FOREIGN EQUITY SECURITIES
— 1.4%
CANADA — 1.4%
METALS & MINING — 1.4%
7,519,013 Imperial Metals Corp.
(a)
14,885,167
TOTAL FOREIGN EQUITY SECURITIES
(COST $66,817,073)
14,885,167
Shares Value
DOMESTIC PREFERRED
EQUITY SECURITIES — 2.8%
MORTGAGE FINANCE — 2.8%
5,235,813 Federal Home Loan Mortgage
Corp.
7.875%, Series Z
(a)(c)
$ 15,969,230
4,371,977 Federal National Mortgage
Association
7.750%, Series S
(a)(c)
13,946,606
29,915,836
TOTAL DOMESTIC PREFERRED EQUITY
SECURITIES (COST $39,720,648)
29,915,836
Principal
U.S. GOVERNMENT
OBLIGATIONS — 9.2%
U.S. Treasury Bills
$ 15,000,000 0.168%,
09/08/2022
(d)
14,994,050
30,000,000 2.317%,
12/15/2022
(d)
29,756,779
20,000,000 2.795%,
01/12/2023
(d)
19,777,114
35,000,000 2.125%,
05/18/2023
(d)
34,241,436
TOTAL U.S. GOVERNMENT OBLIGATIONS
(COST $99,071,742)
98,769,379
Shares
MONEY MARKET FUNDS
— 1.5%
15,909,525 Fidelity Investments Money
Market Treasury Portfolio -
Class I, 2.11%
(e)
15,909,525
TOTAL MONEY MARKET FUNDS
(COST $15,909,525)
15,909,525
TOTAL INVESTMENTS — 100.6%
(COST $872,548,300) 1,074,485,479
LIABILITIES IN EXCESS OF
OTHER ASSETS — (0.6)%
(6,682,813)
NET ASSETS — 100.0%
$ 1,067,802,666
(a)
    Non-income producing security.
(b)
    Affiliated Company. See Note 2.
(c)
    Variable rate security. Rates shown are the effective rates as of August 31, 2022.
(d)
    Rates shown are the effective yields based on the purchase price. The calculation assumes the security is held to maturity.
(e)
    Annualized based on the 1-day yield as of August 31, 2022.

NOTES TO FINANCIAL STATEMENTS
August 31, 2022 (unaudited)
The Fairholme Fund
2
Note 1. Significant Accounting Policies
As an investment company, The Fairholme Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“U.S. GAAP”). The Fairholme Fund’s investments are reported at fair value as defined by U.S. GAAP. The Fairholme Fund calculates its net asset value as soon as practicable following the close of regular trading on the New York Stock Exchange (currently 4:00 p.m. Eastern Time) on each day the New York Stock Exchange is open.
A description of the valuation techniques applied to The Fairholme Fund’s securities measured at fair value on a recurring basis follows:
Security Valuation:
Equity securities (common and preferred stocks): Securities traded on a national securities exchange or reported on the
NASDAQ national market are generally valued at the official closing price, or at the last reported sale price on the exchange or market on which the securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy. If these securities are not actively traded, they are classified in Level
2. Subject to the oversight of the Board, the Manager may determine the fair valuation of a security when market quotations are insufficient or not readily available, when securities are determined to be illiquid or restricted, or when in the judgment of the Manager the prices or values available do not represent the fair value of the instrument. In these situations, if the inputs are observable, the valuation will be classified in Level 2 of the fair value hierarchy, otherwise they would be classified in Level 3.
Fixed-income securities (U.S. government obligations, corporate bonds, convertible bonds, and asset backed securities): The fair value of fixed-income securities is determined using market quotations when readily available, but may also be estimated by various methods when no such market quotations exist and when the Manager believes these other methods reflect the fair value of such securities. These methods may consider recently executed transactions in securities of the issuer or comparable issuers and market price valuations from independent pricing services and/or brokers (where observable). Where the Manager deems it appropriate to do so (such as when independent prices are unavailable or not deemed to be representative of fair value) fixed income securities will be fair valued in good faith following consideration by, and conclusion of, the Manager’s Valuation and
Liquidity Risk Management Committee. As of August 31, 2022, fixed-income securities are valued by the Manager utilizing observable market prices on the day of valuation or the average bid of independent broker/dealer quotes and/or the average of valuations from independent pricing services. Although fixed-income securities are classified in Level 2 of the fair value hierarchy at August 31, 2022, in instances where significant unobservable inputs are used, they would be classified in Level 3.
Open-end mutual fund: Investments in open-end mutual fund including money market fund are valued at their closing net asset value each business day and are classified in Level 1 of the fair value hierarchy.
Short-term securities: Investments in securities with maturities of less than sixty days when acquired, or which subsequently are within sixty days of maturity, shall be valued at prices supplied by an independent pricing source or by one of the Fund’s pricing agents based on broker or dealer supplied valuations or matrix pricing. To the extent the inputs are observable and timely, the values would be classified in Level 2 of the fair value hierarchy.
The Fairholme Fund uses several recognized industry third-party pricing services (TPPS), which are approved by the Board and unaffiliated with the Manager, to provide prices for some of The Fairholme Fund’s securities. The Fairholme Fund also uses other independent market trade data sources (such as TRACE, the FINRA developed mandatory reporting of over-the-counter secondary market transactions), as well as broker quotes provided by market makers. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. If a price obtained from the pricing source is deemed unreliable, it may be discarded and/or challenged. In these cases the pricing decision is made by reference to the reliable market data from the other market data sources.
Subject to the oversight of the Board, the Manager may determine the fair valuation of a security when market quotations are insufficient or not readily available, when securities are determined to be illiquid or restricted, or when in the judgment of the

NOTES TO FINANCIAL STATEMENTS (continued)
August 31, 2022 (unaudited)
The Fairholme Fund
3
Manager the prices or values available do not represent the fair value of the instrument. Factors which may cause the Manager to make such a judgment include the following: (a) only a bid price or an asked price is available; (b) the spread between bid and asked prices is substantial; (c) the liquidity of the securities; (d) the frequency of sales; (e) the thinness of the market; (f)
the size of reported trades; (g) actions of the securities markets, such as the suspension or limitation of trading; and (h) local market closures. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. The circumstances of fair valued securities are frequently monitored to determine if fair valuation measures continue to apply.
The Manager reports quarterly to the Board the results of the application of fair valuation policies and procedures.
The inputs and valuation techniques used to measure fair value of The Fairholme Fund’s investments are summarized into three levels as described in the hierarchy below:
Level 1 — quoted prices in active markets for identical securities;
Level 2 — other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets for identical securities, interest rates, prepayment speeds, credit risk, etc.); and
Level 3 — significant unobservable inputs (including the Manager’s determination as to the fair value of investments).
The inputs or methodology used for valuing investments are not necessarily an indication of the level of risk associated with investing in those investments. The summary of The Fairholme Fund’s investments by inputs used to value The Fairholme
Fund’s investments as of August 31, 2022, is as follows:
There were no Level 3 investments for The Fairholme Fund at August 31, 2022.
Note 2. Transactions in Shares of Affiliates
Portfolio companies in which The Fairholme Fund owns 5% or more of the outstanding voting securities of the issuer are considered affiliates of The Fairholme Fund. The aggregate fair value of all securities of affiliates held by The Fairholme Fund as of August 31, 2022 amounted to $799,202,217, representing approximately 74.85% of The Fairholme Fund net assets.
Valuation Inputs
Level 1 -
Quoted Prices
Level 2 - Other
Significant
Observable
Inputs
Level 3 -
Significant
Observable
Inputs
Total
Fair Value
at 08/31/22
THE FAIRHOLME FUND
ASSETS:
INVESTMENTS (Fair Value):
Domestic Equity Securities
*
$ 915,005,572 $ — $ — $ 915,005,572
Foreign Equity Securities
*
14,885,167 — — 14,885,167
Domestic Preferred Equity Securities
*
29,915,836 — — 29,915,836
U.S. Government Obligations — 98,769,379 — 98,769,379
Money Market Funds 15,909,525 — — 15,909,525
TOTAL INVESTMENTS
$ 975,716,100 $ 98,769,379 $ — $ 1,074,485,479
*
Industry classification for these categories are detailed in the Schedule of Investments.

NOTES TO FINANCIAL STATEMENTS (continued)
August 31, 2022 (unaudited)
The Fairholme Fund
4
Transactions in The Fairholme Fund during the fiscal year ended August 31, 2022, in which the issuer of the security was an affiliate are as follows:
For additional information regarding the accounting policies of the Fund and the most recent federal income tax information, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.
November 30,
2021 Gross Additions Gross Deductions August 31, 2022
Shares/
Par Value
Shares/
Par Value
Shares/
Par Value
Shares/
Par Value Fair Value
Realized
Gain
(Loss)
Investment
Income
Change in
Unrealized
Appreciation/
Depreciation
The St. Joe Co. 21,539,224 — 617,700 20,921,524 $ 799,202,217 $ 12,771,319 $ 6,325,067 $ (213,516,610)
Imperial Metals Corp.
(a)
7,519,013 — — 7,519,013 — — — —
Imperial Metals Corp.,
Expire 06/24/2022
(b)
— 7,519,013 7,519,013 — — — — —
Total
$ 799,202,217 $ 12,771,319 $ 6,325,067 $ (213,516,610)
(a)
Security is no longer affiliate in the portfolio at August 31, 2022.
(b)
Security is no longer held in the portfolio at August 31, 2022.